Provision for de-characterization of dam structures and asset retirement obligations (Tables)	6 Months Ended
Jun. 30, 2023
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Schedule of changes in the provisions, de-characterization of dam structures located in Brazil

	2023	2022
Balance at January 1,	3,378	3,523
Additional provision	-	37
Disbursements	(173)	(152)
Present value valuation	179	(104)
Translation adjustment	277	240
Balance at June 30,	3,661	3,544

	June 30, 2023	December 31, 2022
Current liabilities	502	357
Non-current liabilities	3,159	3,021
Liabilities	3,661	3,378

Schedule of changes in the provision of asset retirement obligations and environmental obligations

	Liability			Discount rate	Cash flow maturity
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Liability by geographical area
Brazil	2,035	1,788	5.46%	6.20%	2096	2096
Canada	1,649	1,683	1.35% - 1.61%	1.11%	2151	2148
Oman	114	114	3.25%	3.90%	2035	2035
Indonesia	87	73	3.76%	4.33%	2062	2061
Other regions	139	145	1.70% - 2.45%	1.84% - 2.00%	-	-
	4,024	3,803

Schedule of provision changes

	2023			2022
	Asset retirement obligations	Environmental obligations	Total	Asset retirement obligations	Environmental obligations	Total
Balance on January 1,	3,466	337	3,803	4,283	297	4,580
Adjustment to present value	64	1	65	26	1	27
Disbursements	(61)	(51)	(112)	(42)	(28)	(70)
Revisions on projected cash flows	(7)	80	73	(1,145)	(6)	(1,151)
Transfer to assets held for sale	-	-	-	(49)	(2)	(51)
Translation adjustment	168	27	195	33	18	51
Balance on June 30,	3,630	394	4,024	3,106	280	3,386
	June 30, 2023			December 31, 2022
	Asset retirement obligations	Environmental obligations	Total	Asset retirement obligations	Environmental obligations	Total
Current	243	154	397	210	94	304
Non-current	3,387	240	3,627	3,256	243	3,499
Liability	3,630	394	4,024	3,466	337	3,803